Other Disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Income Captions [Line Items]
Profit (loss)	€ 8,207	€ 7,486	€ 7,334
OTHER RECOGNIZED INCOME AND EXPENSE	(7,320)	(303)	(4,076)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(7,232)	503	(4,521)
Financial assets available-for-sale	683	1,326	(1,216)
Revaluation gains (losses)	1,137	2,192	(555)
Amounts transferred to income statement	(454)	(866)	(661)
Cash flow hedges (Effective portion)	(441)	495	(91)
Revaluation gains (losses)	501	6,231	(105)
Amounts transferred to income statement	(942)	(5,736)	14
Hedges of net investments in foreign operations (Effective portion)	614	(1,329)	(27)
Revaluation gain (losses)	614	(1,330)	(27)
Amounts transferred to income statement		1
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	(4)	(745)	478
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(88)	(806)	445
Actuarial gains and losses on defined benefit pension plans	(157)	(1,172)	695
Income tax relating to items that will not be reclassified to profit or loss	68	367	(250)
Total recognized income and expenses	887	7,183	3,258
Banco Santander S.A.
Condensed Statement of Income Captions [Line Items]
Profit (loss)	3,006	2,481	2,277
OTHER RECOGNIZED INCOME AND EXPENSE	(356)	364	(356)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(341)	439	(293)
Financial assets available-for-sale	(625)	619	(416)
Revaluation gains (losses)	(283)	830	34
Amounts transferred to income statement	(342)	(211)	(450)
Cash flow hedges (Effective portion)	(7)	4	(1)
Revaluation gains (losses)	(7)	4	(1)
Hedges of net investments in foreign operations (Effective portion)			(1)
Revaluation gain (losses)			(1)
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	291	(184)	125
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(15)	(75)	(63)
Actuarial gains and losses on defined benefit pension plans	(23)	(106)	(90)
Income tax relating to items that will not be reclassified to profit or loss	8	31	27
Total recognized income and expenses	€ 2,650	€ 2,845	€ 1,921